UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3578

Aquila Three Peaks High Income Fund
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices)  (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 12/31/09

Date of reporting period: 6/30/10

FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report
June 30, 2010
Aquila Three Peaks High Income Fund

A fund designed for investors seeking high current income

Aquila Three Peaks High Income Fund “Relative Stability”

August, 2010

Dear Fellow Shareholder:

     As the second quarter of 2010 closes and we head into the second half of the year, we are reminded of how quickly investor sentiment can change and of how volatile the capital markets can become within a short period of time. While much of the micro economic and company-specific data was positive during the quarter, headlines regarding financial regulatory reform, European sovereign risks and a slowdown in the pace of global and domestic economic recovery weighed on most risk-bearing assets and created heightened market volatility during the quarter.

     Furthermore, U.S. economic data began to reverse its positive trend as consumer confidence and spending stumbled, housing data came in weaker than expected following the end of the homebuyer tax credit, and job creation remained meager. These factors, in conjunction with a global slowdown, specifically the slowing of Chinese growth, and domestic budgetary issues on both the Federal and State level, led to the phrase “double-dip recession” being stated as a much more frequent concern as the second quarter came to an end.

     Given such uncertainty across the domestic and global economic landscape, we believe our conservative approach to high yield is prudent and that our time-tested research process will continue to direct us to stable investments, while helping us to avoid those investments which bear undue risk. We remain cautious with regard to highly-levered companies, as a slower than expected recovery in economic growth could hamper the ability to support elevated debt levels. We also remain cautious on cyclical industries, as the potential for a double-dip recession could significantly impact operating results, thereby hindering cash flow and the ability to support leverage. We intend to continue to closely monitor the duration and maturity profile of your Fund’s portfolio, so as to avoid undue interest rate exposure in the event interest rates begin to rise.

     Given the current extremely low Treasury rates and macro economic concerns, we believe investors are searching for a more attractive alternative, which often directs investment into many of the names we already own, thereby positively impacting performance.

     Within your Fund’s holdings, we remain on the shorter end of the maturity spectrum, so as to minimize interest rate risk to the extent possible in the event Treasury rates rise over the coming quarters. The Fund remains underweighted in consumer-driven segments of the market, as we remain concerned that future sales of goods may have been pulled forward due to government-sponsored programs and heavy discounting by retailers during prior quarters. Additionally, we believe elevated corporate debt levels could be difficult to support should the unemployment rate remain high and the so-called “jobless” recovery persist.

NOT A PART OF THE SEMI-ANNUAL REPORT

     Our underweight stance in the financial, airline and auto industries adversely impacted the Fund’s relative performance. As a general rule, we rarely invest in these industries since many of the companies are often very difficult to communicate with, some are nearly un-analyzable due to their large scale and multiple business segments, and in the case of airlines and autos, these companies are, generally, highly cyclical. The Fund remains invested in what we believe to be many of the higher quality names within the high yield universe. The majority of our companies operate exclusively in one industry and don’t span multiple business lines which can be difficult to analyze from an investor’s point of view and difficult to manage from a company standpoint. We seek diversification by investing across a broad set of industries and avoiding significant exposure to any one company or industry.

     In times of uncertainty and heightened asset price volatility, we are reminded of the relative stability we believe our strategy displays. While we are only half way through the year, we have already experienced three very volatile months: February, May, and June, in which the Fund performed exceptionally well, in our view, relative to the majority of risk assets, let alone the high yield market. We believe our strategy should give investors a sense of comfort as we progress through these periods of uncertainty and heightened volatility.

     It remains our goal to provide a stable total return while tempering volatility, to the extent possible, through careful credit selection and a shorter maturity profile.

Sincerely,

Sandy Rufenacht Portfolio Manager	Diana P. Herrmann President

NOT A PART OF THE SEMI-ANNUAL REPORT

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2010 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (95.5%)
	Advertising Agencies (1.5%)
	Interpublic Group of Companies, Inc.
$4,250,000	6.250%, 11/15/14	$4,271,250
	Apparel Manufacturers (2.1%)
	Levi Strauss & Co.
5,750,000	8.875%, 04/01/16	5,951,250
	Broadcast Service/Programming (3.0%)
	Liberty Media Corp.
8,250,000	5.700%, 05/15/13	8,435,625
	Cable/Satellite TV (4.8%)
	EchoStar DBS Corp.
13,750,000	6.625%, 10/01/14	13,750,000
	Casino Hotels (1.4%)
	Wynn Las Vegas Corp.
4,000,000	6.625%, 12/01/14	4,010,000
	Chemicals - Specialty (0.5%)
	Nalco Co.
1,500,000	8.875%, 11/15/13	1,537,500
	Coal (1.0%)
	Arch Western Finance, LLC
2,750,000	6.750%, 07/01/13	2,756,875
	Commercial Services (4.1%)
	DynCorp International, Inc.
2,000,000	9.500%, 02/15/13	2,052,500
	Iron Mountain, Inc.
9,500,000	7.750%, 01/15/15	9,571,250
		11,623,750
	Computer - Memory Devices (1.3%)
	Seagate Technology LLC
3,500,000	6.375%, 10/01/11	3,587,500

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (continued)
	Computer Services (1.6%)
	SunGard Data Systems, Inc.
$4,500,000	9.125%, 08/15/13	$4,573,125
	Consumer Products - Miscellaneous (1.1%)
	Jarden Corp.
3,000,000	8.000%, 05/01/16	3,082,500
	Containers - Metal/Glass (3.7%)
	Ball Corp.
3,000,000	7.125%, 09/01/16	3,138,750
	Crown Americas Capital Corp.
4,500,000	7.750%, 11/15/15	4,668,750
	Silgan Holdings, Inc.
2,750,000	7.250%, 08/15/16	2,818,750
		10,626,250
	Containers - Paper/Plastic (3.8%)
	Graham Packaging Co.
6,250,000	9.875%, 10/15/14	6,390,625
	Graphic Packaging International, Inc.
4,500,000	9.500%, 08/15/13	4,578,750
		10,969,375
	Dialysis Centers (2.5%)
	DaVita, Inc.
7,000,000	6.625%, 03/15/13	7,008,750
	Diverse Operations/Commercial Services (2.0%)
	Aramark Corp.
5,750,000	8.500%, 02/01/15	5,807,500
	Diversified Operations (1.4%)
	Kansas City Southern Railway Co.
4,000,000	8.000%, 06/01/15	4,120,000
	E-Commerce Services (0.5%)
	Netflix, Inc.
1,250,000	8.500%, 11/15/17	1,300,000

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (continued)
	Electronic Components - Semiconductor (1.8%)
	Amkor Technology, Inc.
$5,000,000	9.250%, 06/01/16	$5,237,500
	Energy Exploration & Production (0.9%)
	Encore Acquisition Co.
2,500,000	9.500%, 05/01/16	2,650,000
	Food - Miscellaneous/Diversified (0.7%)
	Chiquita Brands International, Inc.
2,000,000	7.500%, 11/01/14	1,960,000
	Food - Retail (1.0%)
	Ingles Markets, Inc.
1,500,000	8.875%, 05/15/17	1,526,250
	Stater Brothers Holdings, Inc.
1,350,000	8.125%, 06/15/12	1,350,000
		2,876,250
	Funeral Service & Related Items (2.9%)
	Service Corp. International
8,250,000	7.375%, 10/01/14	8,415,000
	Hotels & Motels (2.4%)
	ITT Corp.
5,000,000	7.375%, 11/15/15	5,275,000
	Wyndham Worldwide Corp.
1,500,000	6.000%, 12/01/16	1,455,255
		6,730,255
	Machinery - Farm (1.1%)
	Case New Holland, Inc.
3,000,000	7.750%, 09/01/13	3,067,500
	Medical - Hospitals (6.6%)
	Community Health Systems, Inc.
5,250,000	8.875%, 07/15/15	5,414,062
	HCA, Inc.
13,750,000	6.750%, 07/15/13	13,475,000
		18,889,062

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (continued)
	Medical Products (0.5%)
	Hanger Orthopedic Group, Inc.
$1,250,000	10.250%, 06/01/14	$1,306,250
	Oil Company - Exploration & Production (9.2%)
	Berry Petroleum Co.
4,000,000	10.250%, 06/01/14	4,300,000
	Bill Barrett Corp.
5,500,000	9.875%, 07/15/16	5,830,000
	Denbury Resources, Inc.
4,000,000	9.750%, 03/01/16	4,320,000
	Penn Virginia Corp.
2,250,000	10.375%, 06/15/16	2,396,250
	Petrohawk Energy Corp.
6,750,000	9.125%, 07/15/13	7,036,875
	Whiting Petroleum Corp.
2,250,000	7.250%, 05/01/13	2,266,875
		26,150,000
	Paper & Related Products (1.8%)
	Georgia Pacific Corp.
5,000,000	7.700%, 06/15/15	5,212,500
	Pipelines (3.0%)
	El Paso Corp.
4,000,000	8.250%, 02/15/16	4,190,000
	MarkWest Energy Partners, L.P.
4,500,000	6.875%, 11/01/14	4,331,250
		8,521,250
	Printing/Communication (1.4%)
	Valassis Communications, Inc.
3,750,000	8.250%, 03/01/15	3,871,875

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

Principal
Amount	Security Description	Value

	Corporate Bonds (continued)
	Private Corrections (1.3%)
	Corrections Corporation of America
$2,250,000	6.250%, 03/15/13	$2,266,875
1,500,000	6.750%, 01/31/14	1,522,500
		3,789,375
	Real Estate Investment Trust - Hotels (0.5%)
	Host Marriott, L.P.
1,500,000	7.125%, 11/01/13	1,511,250
	Rental - Auto/Equipment (1.5%)
	United Rentals, Inc.
4,500,000	7.750%, 11/15/13	4,376,250
	Resorts/Theme Parks (2.7%)
	Vail Resorts, Inc.
7,750,000	6.750%, 02/15/14	7,730,625
	Retail - Apparel/Shoe (1.9%)
	Hanesbrand, Inc.
5,250,000	8.000%, 12/15/16	5,322,188
	Satellite Telecommunications (0.6%)
	GeoEye, Inc.
1,750,000	9.625%, 10/01/15 144A	1,785,000
	Special Purpose Entity (1.1%)
	Universal City Development Partners, Ltd.
3,000,000	8.875%, 11/15/15 144A	3,015,000
	Telephone - Integrated (11.8%)
	Cincinnati Bell, Inc.
2,500,000	7.000%, 02/15/15	2,343,750
	Citizens Communications Co.
8,750,000	6.625%, 03/15/15	8,443,750
	Qwest Communications International, Inc.
14,000,000	7.500%, 02/15/14	14,035,000

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

Principal
Amount	Security Description		Value

	Corporate Bonds (continued)
	Telephone - Integrated (continued)
	Sprint Nextel Corp.
$3,000,000	6.000%, 12/01/16		$2,692,500
	Windstream Corp.
6,000,000	8.125%, 08/01/13		6,202,500
			33,717,500
	Theaters (2.2%)
	AMC Entertainment, Inc.
6,500,000	8.000%, 03/01/14		6,256,250
	Tobacco (0.4%)
	Alliance One International, Inc.
1,000,000	10.000%, 07/15/16 144A		1,017,500
	Wireless Equipment (1.9%)
	Crown Castle International Corp.
5,250,000	9.000%, 01/15/15		5,551,875

	Total Investments (cost $267,750,773 - note 4)	95.5%	272,371,505
	Other assets less liabilities	4.5	12,930,023
	Net Assets	100.0%	$285,301,528

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS (continued)
JUNE 30, 2010 (unaudited)

Portfolio	Percent of
Distribution	Investments
Advertising Agencies	1.6%
Apparel Manufacturers	2.2
Broadcast Service/Programming	3.1
Cable/Satellite TV	5.0
Casino Hotels	1.5
Chemicals - Specialty	0.6
Coal	1.0
Commercial Services	4.3
Computer - Memory Devices	1.3
Computer Services	1.7
Consumer Products - Miscellaneous	1.1
Containers - Metal/Glass	3.9
Containers - Paper/Plastic	4.0
Dialysis Centers	2.6
Diverse Operations/Commercial
Services	2.1
Diversified Operations	1.5
E-Commerce Services	0.5
Electronic Components -
Semiconductor	1.9
Energy Exploration & Production	1.0
Food - Miscellaneous/Diversified	0.7
Food - Retail	1.1
Funeral Service & Related Items	3.1
Hotels & Motels	2.5
Machinery - Farm	1.1
Medical - Hospitals	6.9
Medical Products	0.5
Oil Company - Exploration &
Production	9.6
Paper & Related Products	1.9
Pipelines	3.1
Printing/Communication	1.4
Private Corrections	1.4
Real Estate Investment Trust - Hotels 0.5
Rental - Auto/Equipment	1.6
Resorts/Theme Parks	2.8
Retail - Apparel/Shoe	2.0
Satellite Telecommunications	0.7
Special Purpose Entity	1.1
Telephone - Integrated	12.4
Theaters	2.3
Tobacco	0.4
Wireless Equipment	2.0
100.0%

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010 (unaudited)

ASSETS
Investments at value (cost $267,750,773)	$272,371,505
Cash	16,091,556
Interest receivable	5,747,113
Receivable for Fund shares sold	767,794
Other assets	33,311
Total assets	295,011,279
LIABILITIES
Payable for investment securities purchased	7,783,750
Dividends payable	1,128,974
Payable for Fund shares redeemed	575,534
Management fees payable	149,322
Distribution and service fees payable	1,355
Accrued expenses and other liabilities	70,816
Total liabilities	9,709,751
NET ASSETS	$285,301,528
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share	$317,215
Additional paid-in capital	273,303,582
Net unrealized appreciation on investments (note 4)	4,620,732
Accumulated net realized gain on investments	7,059,999
	$285,301,528
CLASS A
Net Assets	$47,326,556
Capital shares outstanding	5,263,541
Net asset value and redemption price per share	$8.99
Maximum offering price per share (100/96 of $8.99 adjusted to nearest cent)	$9.36
CLASS C
Net Assets	$28,009,366
Capital shares outstanding	3,115,151
Net asset value and offering price per share	$8.99
Redemption price per share (* a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$8.99	*
CLASS I
Net Assets	$84,973,661
Capital shares outstanding	9,444,732
Net asset value, offering and redemption price per share	$9.00
CLASS Y
Net Assets	$124,991,945
Capital shares outstanding	13,898,036
Net asset value, offering and redemption price per share	$8.99

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010 (unaudited)

Investment Income:

Interest income		$10,439,088

Expenses:

Management fees (note 3)	$894,993
Distribution and service fees (note 3)	237,283
Transfer and shareholder servicing agent fees (note 3)	180,302
Trustees’ fees and expenses	53,861
Legal fees (note 3)	37,079
Registration fees and dues	32,165
Fund accounting fees	25,627
Shareholders’ reports	17,039
Auditing and tax fees	10,414
Insurance	5,882
Custodian fees (note 7)	3,688
Chief compliance officer (note 3)	2,150
Miscellaneous	15,425
Total expenses	1,515,908

Expenses paid indirectly (note 7)	(1,272)
Net expenses		1,514,636
Net investment income		8,924,452

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) from securities transactions	4,760,559
Change in unrealized appreciation on investments	(4,876,650)

Net realized and unrealized gain (loss) on investments		(116,091)
Net change in net assets resulting from operations		$8,808,361

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010	Year Ended
	(unaudited)	December 31, 2009
OPERATIONS:
Net investment income	$8,924,452	$13,401,914
Net realized gain (loss) from securities transactions	4,760,559	4,489,918
Change in unrealized appreciation (depreciation) on investments	(4,876,650)	18,156,825
Change in net assets resulting from operations	8,808,361	36,048,657

DISTRIBUTIONS TO SHAREHOLDERS:
Class A Shares:
Net investment income	(1,480,179)	(2,363,000)
Class C Shares:
Net investment income	(766,635)	(1,117,440)
Class I Shares:
Net investment income	(2,531,552)	(3,579,469)
Class Y Shares:
Net investment income	(4,146,086)	(6,342,733)
Change in net assets from distributions	(8,924,452)	(13,402,642)

CAPITAL SHARE TRANSACTIONS (note 5):
Proceeds from shares sold	61,246,162	193,917,545
Short-term trading redemption fees	7,232	15,666
Reinvested dividends and distributions	5,732,269	10,377,980
Cost of shares redeemed	(51,690,747)	(35,585,443)
Change in net assets from capital share transactions	15,294,916	168,725,748
Change in net assets	15,178,825	191,371,763

NET ASSETS:
Beginning of period	270,122,703	78,750,940
End of period	$285,301,528	$270,122,703

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010 (unaudited)

1. Organization

     Aquila Three Peaks High Income Fund (the “Fund”) is an open-end investment company, which is organized as a Massachusetts business trust. The Fund is a diversified portfolio and on June 1, 2006 began its current investment operations to obtain high current income with capital appreciation as a secondary objective when consistent with its primary objective. The Fund is authorized to issue an unlimited number of shares and offers four classes of shares, Class A, Class C, Class I and Class Y Shares. Class A Shares are sold at net asset value plus a sales charge (of varying size depending upon a variety of factors) paid at the time of purchase and bear a distribution fee. Class C Shares are sold at net asset value with no sales charge payable at the time of purchase but with a level charge for service and distribution fees for six years thereafter. Class C Shares automatically convert to Class A Shares after six years. Class Y Shares are sold only through institutions acting for investors in a fiduciary, advisory, agency, custodial or similar capacity, and are not offered directly to retail customers. Class Y Shares are sold at net asset value with no sales charge, no redemption fee, no contingent deferred sales charge (“CDSC”) and no distribution fee. Class I Shares are offered and sold only through financial intermediaries and are not offered directly to retail customers. Class I Shares are sold at net asset value with no sales charge and no redemption fee or CDSC, although a financial intermediary may charge a fee for effecting a purchase or other transaction on behalf of its customers. Class I Shares carry a distribution and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the bid price. If a market quotation or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2010:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs –
Corporate Obligations*	272,371,505
Level 3 – Significant Unobservable Inputs	—
Total	$272,371,505

* See schedule of investments for a detailed listing of securities.

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date these financial statements were issued. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

e)
Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Management has reviewed the tax positions for each of the open tax years (2006-2009) and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are also charged directly to such class on a daily basis.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Reclassification of capital accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. On December 31, 2009, a reclassification was made to increase undistributed net income by $728 and decrease accumulated net realized gain by $728. These reclassifications have no effect on net assets or net asset value per share.

i)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers into and out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. The portfolio management of the Fund has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Fund, other than those relating to the day-to-day portfolio management. The Manager’s services include providing the office of the Fund and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, pricing agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.65% of the Fund’s average net assets.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

     Three Peaks Capital Management, LLC (the “Sub-Adviser”) serves as the Investment Sub-Adviser for the Fund under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Fund, the investment program of the Fund and the composition of its portfolio and arranges for the purchases and sales of portfolio securities. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.45% on the first $100 million of average net assets, 0.40% on the next $150 million of average net assets and 0.35% on average assets above $250 million.

     The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2010 through April 30, 2011 so that total Fund expenses will not exceed 1.15% for Class A Shares, 1.95% for Class C Shares, 1.22% for Class I Shares and 0.95% for Class Y Shares. The Manager has advised the Fund that it intends to continue to waive fees an/or reimburse Fund expenses as necessary in order that the Fund remains competitive. For a period of three years, subsequent to the end of each of the Fund’s fiscal years, the Manager may recover from the Fund fees and expenses waived or reimbursed to the extent that the net unreimbursed Total Annual Fund Operating Expenses do not exceed contractual limitations. As of June 30, 2010, the Manager may recover waived and/or reimbursed expenses in the amount of $863,286 of which $321,412 expires on December 31, 2010, $236,720 which expires on December 31, 2011 and $305,154 which expires on December 31, 2012 so long as any current contractual limitations are not exceeded.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Fund’s Prospectus and Statement of Additional Information. b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”), including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this distribution fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended June 30, 2010, distribution fees on Class A Shares amounted to $45,818, of which the Distributor retained $2,964.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s net assets represented by Class C Shares and for the six months ended June 30, 2010, amounted to $101,667. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s net assets represented by Class C Shares and for the six months ended June 30, 2010, amounted to $33,889. The total of these payments made with respect to Class C Shares amounted to $135,556, of which the Distributor retained $22,532.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed, for any fiscal year of the Fund a rate of more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, the Fund has a Shareholder Services Plan under which it may pay service fees of not more than 0.25% of the average annual net assets of the Fund represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the six months ended June 30, 2010, these payments were made at the average annual rate of 0.25% (0.10% under the Distribution Plan and 0.15% under the Shareholder Services Plan) of such net assets and amounted to $114,621 of which $55,909 related to the Plan and $58,712 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are sold primarily through intermediaries. For the six months ended June 30, 2010, total commissions on sales of Class A Shares amounted to $149,851 of which the Distributor received $32,085. c) Other Related Party Transactions

     For the six months ended June 30, 2010, the Fund incurred $36,604 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund’s ongoing operations. The Secretary of the Fund is Of Counsel to that firm.

4. Purchases and Sales of Securities

     During the six months ended June 30, 2010, purchases of securities and proceeds from the sales of securities aggregated $134,692,243 and $114,817,232, respectively.

     At June 30, 2010, the aggregate tax cost for all securities was $267,750,773. At June 30, 2010, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $6,058,821 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $1,438,089 for a net unrealized appreciation of $4,620,732.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

5. Capital Share Transactions

a) Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended
	June 30, 2010			Year Ended
	(unaudited)			December 31, 2009
	Shares	Amount		Shares	Amount
Class A Shares:
Proceeds from shares sold .	824,782	$7,428,841		3,693,832	$31,395,957
Reinvested dividends	93,570	843,547		165,418	1,426,286
Cost of shares redeemed	(495,300)	(4,460,064)		(1,086,773)	(9,349,118)
Net change	423,052	3,812,324		2,772,477	23,473,125

Class C Shares:
Proceeds from shares sold .	547,062	4,936,098		2,112,246	17,927,833
Reinvested dividends	32,967	297,204		53,899	465,543
Cost of shares redeemed	(324,409)	(2,913,979)		(164,710)	(1,414,583)
Net change	255,620	2,319,323		2,001,435	16,978,793

Class I Shares:
Proceeds from shares sold .	1,973,281	17,725,872		5,616,858	48,813,606
Reinvested dividends	224,166	2,023,232		405,656	3,502,526
Cost of shares redeemed	(1,207,455)	(10,864,584	)(a)	(1,598,053)	(13,637,774	)(a)
Net change	989,992	8,884,520		4,424,461	38,678,358

Class Y Shares:
Proceeds from shares sold .	3,458,554	31,155,351		11,318,972	95,780,149
Reinvested dividends	284,534	2,568,286		576,050	4,983,625
Cost of shares redeemed	(3,692,135)	(33,444,888	)(b)	(1,299,539)	(11,168,302	)(b)
Net change	50,953	278,749		10,595,483	89,595,472
Total transactions in Fund
shares	1,719,617	$15,294,916		19,793,856	$168,725,748

(a) Net of short-term trading redemption fees of $1,385 and $4,223, for 2010 and 2009, respectively. (See note 5b)
(b) Net of short-term trading redemption fees of $5,847 and $11,443 for 2010 and 2009, respectively.

b)
Short-Term Trading Redemption Fee: The Fund and the Distributor may reject any order for the purchase of shares, on a temporary or permanent basis, from investors exhibiting a pattern of frequent or short-term trading in Fund shares. In addition, the Fund imposes a redemption fee of 1.00% of the shares’ redemption value on any redemption of Class A Shares on which a sales charge is not imposed or of Class I and Class Y Shares, if the redemption occurs within 90 days of purchase. The fee is paid to the Fund and is designed to offset the costs to the Fund caused by short-term trading in Fund shares. The Fund retains the fee charged as paid-in capital which becomes part of the Fund’s daily net asset value (NAV) calculation. The fee does not apply to shares sold under an Automatic Withdrawal Plan, or sold due to the shareholder’s death or disability. For the six months ended June 30, 2010, fees collected did not have a material effect on the financial highlights.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

6. Portfolio Orientation

     The Fund may invest up to 100% in high-yield/high-risk bonds, also known as “junk bonds.” High-yield/high-risk bonds may be especially sensitive to economic changes, political changes, or adverse developments specific to the company that issued the bond. These bonds generally have a greater credit risk than other types of fixed-income securities. Because of these factors, the performance and net asset value of the Fund may vary significantly, depending upon its holdings of high-yield/high-risk bonds.

7. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian, wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

8. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

9. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option. Dividends from net investment income and distributions from realized gains from investment transactions are determined in accordance with Federal income tax regulations, which may differ from investment income and realized gains determined under generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes, but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions from paid-in capital.

AQUILA THREE PEAKS HIGH INCOME FUND
NOTES TO FINANCIAL STATEMENTS (continued)
JUNE 30, 2010 (unaudited)

The tax character of distributions:

	Year Ended	Year Ended
	December 31, 2009	December 31, 2008
Ordinary income	$13,402,642	$3,139,795
Long term capital gains	– __	– __
	$13,402,642	$3,139,795

As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

Ordinary income	$2,299,440
Unrealized appreciation	9,497,382
$11,796,822

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A										Class C
	Six Months										Six Months
	Ended								Period		Ended								Period
	6/30/10		Year Ended December 31,						Ended		6/30/10		Year Ended December 31,						Ended
	(unaudited)		2009		2008		2007		12/31/06(1)		(unaudited)		2009		2008		2007		12/31/06(2)
Net asset value, beginning of period	$9.00		$7.71		$9.84		$10.10		$10.00		$9.00		$7.71		$9.84		$10.10		$10.00
Income (loss) from investment operations:
Net investment income	0.29	(3)	0.64	(3)	0.65	(3)	0.63	(3)	0.30	(4)	0.25	(3)	0.57	(3)	0.57	(3)	0.55	(3)	0.26	(4)
Net gain (loss) on securities (both realized
and unrealized)	(0.01)		1.30		(2.13)		(0.24)		0.11		(0.01)		1.30		(2.12)		(0.24)		0.10
Total from investment operations	0.28		1.94		(1.48)		0.39		0.41		0.24		1.87		(1.55)		0.31		0.36
Less distributions:
Dividends from net investment income	(0.29)		(0.65)		(0.65)		(0.63)		(0.30)		(0.25)		(0.58)		(0.58)		(0.55)		(0.25)
Distributions from capital gains	–		–		–		(0.02)		(0.01)		–		–		–		(0.02)		(0.01)
Total distributions	(0.29)		(0.65)		(0.65)		(0.65)		(0.31)		(0.25)		(0.58)		(0.58)		(0.57)		(0.26)
Net asset value, end of period	$8.99		$9.00		$7.71		$9.84		$10.10		$8.99		$9.00		$7.71		$9.84		$10.10
Total return	3.14	%(5)(7)	25.92	%(7)	(15.72	)%(7)	3.95	%(7)	4.11	%(5)(7)	2.73	%(5)(8)	24.91	%(8)	(16.41	)%(8)	3.11	%(8)	3.63	%(5)(8)
Ratios/supplemental data
Net assets, end of period (in thousands)	$47,327		$43,570		$15,952		$11,688		$5,003		$28,009		$25,740		$6,620		$3,591		$1,067
Ratio of expenses to average net assets	1.11	%(6)	1.00%		1.16%		1.15%		1.53	%(6)	1.91	%(6)	1.80%		1.96%		1.95%		2.04	%(6)
Ratio of net investment income to average
net assets	6.46	%(6)	7.43%		7.05%		6.15%		4.90	%(6)	5.65	%(6)	6.56%		6.28%		5.35%		4.84	%(6)
Portfolio turnover rate	44.43	%(5)	154.98%		65.53%		157.39%		100.40	%(5)	44.43	%(5)	154.98%		65.53%		157.39%		100.40	%(5)
The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):
Ratio of expenses to average net assets	1.11	%(6)	1.17%		1.62%		2.54%		10.77	%(6)	1.91	%(6)	1.96%		2.39%		3.31%		5.83	%(6)
Ratio of net investment income (loss) to
average net assets	6.46	%(6)	7.26%		6.59%		4.76%		(4.34	)%(6)	5.65	%(6)	6.40%		5.84%		3.99%		1.05	%(6)
The expense ratios after giving effect to waiver of fees, expense reimbursement and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	1.11	%(6)	1.00%		1.00%		1.00%		1.00	%(6)	1.91	%(6)	1.80%		1.80%		1.80%		1.80	%(6)
__________
(1) Commenced operations on 6/01/06.
(2) Commenced operations on 6/08/06.
(3) Per share amounts have been calculated using the daily average shares method.
(4) Per share amounts have been calculated using the monthly average shares method.
(5) Not annualized.
(6) Annualized.
(7) Not reflecting sales charge.
(8) Not reflecting CDSC.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class I							Class Y
	Six Months							Six Months
	Ended					Period		Ended					Period
	6/30/10		Year Ended December 31,			Ended		6/30/10		Year Ended December 31,			Ended
	(unaudited)		2009	2008	2007	12/31/06(1)		(unaudited)		2009	2008	2007	12/31/06(2)
Net asset value, beginning of period	$9.01		$7.72	$9.84	$10.10	$9.96		$9.00		$7.71	$9.84	$10.10	$10.00
Income (loss) from investment operations:
Net investment income	0.29	(3)	0.64 (3)	0.67 (3)	0.64 (3)	0.29	(4)	0.30	(3)	0.66 (3)	0.67 (3)	0.65 (3)	0.32	(4)
Net gain (loss) on securities (both realized
and unrealized)	(0.01)		1.31	(2.14)	(0.24)	0.15		(0.01)		1.30	(2.13)	(0.24)	0.10
Total from investment operations	0.28		1.95	(1.47)	0.40	0.44		0.29		1.96	(1.46)	0.41	0.42
Less distributions:
Dividends from net investment income	(0.29)		(0.66)	(0.65)	(0.64)	(0.29)		(0.30)		(0.67)	(0.67)	(0.65)	(0.31)
Distributions from capital gains	–		–	–	(0.02)	(0.01)		–		–	–	(0.02)	(0.01)
Total distributions	(0.29)		(0.66)	(0.65)	(0.66)	(0.30)		(0.30)		(0.67)	(0.67)	(0.67)	(0.32)
Net asset value, end of period	$9.00		$9.01	$7.72	$9.84	$10.10		$8.99		$9.00	$7.71	$9.84	$10.10
Total return	3.14	%(5)	25.92%	(15.58)%	4.03%	4.50	%(5)	3.24	%(5)	26.15%	(15.56)%	4.16%	4.22	%(5)
Ratios/supplemental data
Net assets, end of period (in thousands)	$84,974		$76,150	$31,098	$3,583	$2,735		$124,992		$124,662	$25,081	$11,441	$1,834
Ratio of expenses to average net assets	1.11	%(6)	0.95%	1.07%	1.10%	1.32	%(6)	0.91	%(6)	0.80%	0.96%	0.95%	1.07	%(6)
Ratio of net investment income to average
net assets	6.46	%(6)	7.48%	8.03%	6.24%	5.34	%(6)	6.68	%(6)	7.58%	7.39%	6.40%	5.95	%(6)
Portfolio turnover rate	44.43	%(5)	154.98%	65.53%	157.39%	100.40	%(5)	44.43	%(5)	154.98%	65.53%	157.39%	100.40	%(5)
The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):
Ratio of expenses to average net assets	1.11	%(6)	1.11%	1.34%	2.70%	7.81	%(6)	0.91	%(6)	0.97%	1.38%	2.26%	5.38	%(6)
Ratio of net investment income (loss) to
average net assets	6.46	%(6)	7.32%	7.76%	4.63%	(1.15	)%(6)	6.68	%(6)	7.42%	6.96%	5.08%	1.65	%(6)
The expense ratios after giving effect to waiver of fees, expense reimbursement and expense offset for uninvested cash balances were (note 3):
Ratio of expenses to average net assets	1.11	%(6)	0.94%	0.93%	0.93%	0.94	%(6)	0.91	%(6)	0.80%	0.80%	0.80%	0.80	%(6)
__________
(1) Commenced operations on 6/29/06.
(2) Commenced operations on 6/08/06.
(3) Per share amounts have been calculated using the daily average shares method.
(4) Per share amounts have been calculated using the monthly average shares method.
(5) Not annualized.
(6) Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The tables below are based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended June 30, 2010

	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	3.14%	$1,000.00	$1,031.40	$5.59
Class C	2.73%	$1,000.00	$1,027.30	$9.60
Class I	3.14%	$1,000.00	$1,031.40	$5.59
Class Y	3.24%	$1,000.00	$1,032.40	$4.59

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 1.11%, 1.91%, 1.11% and 0.91% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of the applicable sales charges or contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended June 30, 2010

	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,019.29	$5.56
Class C	5.00%	$1,000.00	$1,015.32	$9.54
Class I	5.00%	$1,000.00	$1,019.29	$5.56
Class Y	5.00%	$1,000.00	$1,020.28	$4.56

(1)
Expenses are equal to the annualized expense ratio of 1.11%, 1.91%, 1.11% and 0.91% for the Fund’s Class A, C, I and Y shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calender quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holdings schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not generally invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2010 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Investment Sub-Adviser
THREE PEAKS CAPITAL MANAGEMENT, LLC
3750 Dacoro Lane, Suite 100
Castle Rock, Colorado 80109

Board of Trustees
Diana P. Herrmann, Chair
John M. Burlingame
Theodore T. Mason
Glenn P. O’Flaherty
Russell K. Okata
John J. Partridge

Officers
Diana P. Herrmann, President
Charles E. Childs, III, Executive Vice President
Marie E. Aro, Senior Vice President
Paul G. O’Brien, Senior Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer
and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
BNY MELLON INVESTMENT SERVICING (US) INC.
101 Sabin Street
Pawtucket, Rhode Island 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, Ohio 43240

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if,  based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled.  The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.  A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)  Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b)  There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA THREE PEAKS HIGH INCOME FUND

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Trustee, Chair and President September 7, 2010

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann Trustee, Chair and President September 7, 2010

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio Chief Financial Officer and Treasurer September 7, 2010

AQUILA THREE PEAKS HIGH INCOME FUND
EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.